[Western Reserve Life Assurance Co. of Ohio]

May 5, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	WRL Freedom Premier III Variable Annuity

Separate Account VA U

Western Reserve Life Assurance Co. of Ohio

(File No. 333-108525)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the statement of additional information (except the Prospectus) dated May 1, 2009, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith

General Counsel

Transamerica Capital Management

cc:	Frederick R. Bellamy, Esq.